Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The accompanying unaudited interim consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and Article 10 of Regulation S-X provided by the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, the unaudited interim consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
The significant accounting policies applied to these unaudited interim consolidated financial statements of APUC are consistent with those disclosed in the consolidated financial statements of APUC for the year ended December 31, 2017, except for adopted accounting policies described in note 2(a).
The reporting currency used to prepare these unaudited interim consolidated financial statements and notes is the U.S. dollar. The comparative 2017 unaudited interim financial statements were translated as if the U.S. dollar had been used as the reporting currency since the beginning of 2015. Amounts denominated in Canadian dollars within the notes to these unaudited interim consolidated financial statements are denoted with "C$" immediately prior to the stated amount. The Company believes that the change in reporting currency in the first quarter of 2018 to U.S. dollars will provide more relevant information for the users of the unaudited interim financial statements as over 90% of the Company's consolidated revenues and assets are derived from operations in the United States.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency since the preponderance of operating, financing and investing transactions are denominated in Canadian dollars. The financial statements of these operations are translated into U.S. dollars using the current rate method, whereby assets and liabilities are translated at the rate prevailing at the balance sheet date, and revenue and expenses are translated using average rates for the period. Unrealized gains or losses arising as a result of the translation of the financial statements of these entities are reported as a component of other comprehensive income (loss) ("OCI") and are accumulated in a component of equity on the consolidated balance sheets, and are not recorded in income unless there is a complete or substantially complete sale or liquidation of the investment.

Seasonality
Seasonality
APUC's operating results are subject to seasonal fluctuations that could materially impact quarter-to-quarter operating results and, thus, one quarter's operating results are not necessarily indicative of a subsequent quarter's operating results. Where decoupling mechanisms exist, total volumetric revenue is prescribed by the Regulator and is not affected by usage. APUC's different electrical distribution utilities can experience higher or lower demand in the summer or winter depending on the specific regional weather and industry characteristics. During the winter period, natural gas distribution utilities experience higher demand than during the summer period. APUC’s water and wastewater utility assets’ revenues fluctuate depending on the demand for water, which is normally higher during drier and hotter months of the summer. APUC’s hydroelectric energy assets are primarily “run-of-river” and as such fluctuate with the natural water flows. During the winter and summer periods, flows are generally slower, while during the spring and fall periods flows are heavier. For APUC's wind energy assets, wind resources are typically stronger in spring, fall and winter and weaker in summer. APUC's solar energy assets experience greater insolation in summer, weaker in winter.

Recognition of revenue
Revenue recognition
The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which was adopted on January 1, 2018 using the modified retrospective method, applied to contracts that are not completed at the date of initial application. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605. The adoption of the new standard resulted in an adjustment of $2,488 or $1,860 net of taxes to increase opening retained earnings for previously deferred revenue related to the Empire fiber business.
Revenues are recognized when control of the promised goods or services is transferred to the Company’s customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.
Refer to note 17 - Segmented information for details of revenue disaggregation by business units.
Liberty Utilities Group revenue
Liberty Utilities Group revenues consist primarily of the distribution of electricity, natural gas, and water.
Revenues related to utility electricity and natural gas sales and distribution are recognized over time as the energy is delivered. At the end of each month, the electricity and natural gas delivered to the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenue is recorded. These estimates of unbilled revenue and sales are based on the ratio of billable days versus unbilled days, amount of electricity or natural gas procured during that month, historical customer class usage patterns, weather, line loss, unaccounted-for gas and current tariffs. Unbilled receivables are typically billed within the next month. Some customers elect to pay their bill on an equal monthly plan. As a result, in some months cash is received in advance of the delivery of electricity. Deferred revenue is recorded for that amount. The amount of revenue recognized in the period from the balance of deferred revenue is not significant.
Water reclamation and distribution revenues are recognized over time when water is processed or delivered to customers. At the end of each month, the water delivered and wastewater collected from the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenue is recorded. These estimates of unbilled revenue are based on the ratio of billable days versus unbilled days, amount of water procured and collected during that month, historical customer class usage patterns and current tariffs. Unbilled receivables are typically billed within the next month.
The majority of Liberty Utilities Group's contracts have a single performance obligation that represents a promise to transfer to the customer a series of distinct goods that are substantially the same and that have the same pattern of transfer to the customer. The Company’s performance obligation is satisfied over time as electricity, natural gas or water is delivered.
On occasion, a utility is permitted to implement new rates that have not been formally approved by the regulatory commission, which are subject to refund. The Company recognizes revenue based on the interim rate and if needed, establishes a reserve for amounts that could be refunded based on experience for the jurisdiction in which the rates were implemented.
Revenue for certain of the Company’s regulated utilities is subject to alternative revenue programs approved by their respective regulators, which require to charge approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is disclosed as alternative revenue in note 17 - Segmented information and is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers (note 5). The amount subsequently billed to customers is recorded as a recovery of the regulatory asset.

1.Significant accounting policies (continued)
(c)Revenue recognition (continued)
Liberty Power Group revenue
Liberty Power Group's revenues consist primarily of the sale of electricity, capacity, and renewable energy credits.
Revenues related to the sale of electricity are recognized over time as the electricity is delivered. The electricity represents a single performance obligation that represents a promise to transfer to the customer a series of distinct goods that are substantially the same and that have the same pattern of transfer to the customer.
Progress towards satisfaction of the single performance obligation is measured using an output method based on units produced and delivered within the production month.
Revenues related to the sale of capacity are recognized over time as the capacity is provided. The nature of the promise to provide capacity is that of a stand-ready obligation. The capacity is generally expressed in monthly volumes and prices. The capacity represents a single performance obligation that represents a promise to transfer to the customer a series of distinct services that are substantially the same and that have the same pattern of transfer to the customer. Progress towards satisfaction of the single performance obligation is measured using an output method based on time elapsed.
Qualifying renewable energy projects receive renewable energy credits ("REC") and solar renewable energy credits (“SRECs”) for the generation and delivery of renewable energy to the power grid. The energy credit certificates represent proof that 1 MW of electricity was generated from an eligible energy source. The REC and SREC can be traded and the owner of the REC or SREC can claim to have purchased renewable energy. RECs and SRECs are primarily sold under fixed contracts, and revenue for these contracts is recognized at a point in time, upon generation of the associated electricity. Any REC's or SRECs generated above contracted amounts are held in inventory, with the offset recorded as a decrease in operating expenses.
The majority of Liberty Power Group's contracts with customers are bundled arrangements of multiple performance obligations: electricity, capacity, and renewable energy credits (RECs).
The Company has elected to apply the invoicing practical expedient to the electricity and capacity in Liberty Power contracts. The Company does not disclose the value of unsatisfied performance obligations for these contracts as revenue is recognized at the amount to which the Company has the right to invoice for services performed.
Revenue is recorded net of sales taxes.

Recently adopted accounting pronouncements
Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements
The Financial Accounting Standards Board ("FASB") issued ASU 2018-09, Codification Improvements to clarify the Codification and correct unintended application of guidance that is not expected to have a significant impact on current accounting practice. The adoption of this ASU in the second quarter of 2018 had no impact on the Company's unaudited interim consolidated financial statements.
The Financial Accounting Standards Board ("FASB") issued ASU 2018-03, Technical Corrections and Improvements to Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities to clarify the codification and to correct unintended application of the guidance. The Company has early adopted this pronouncement as of January 1, 2018, concurrent with the adoption of ASU 2016-01. The adoption of this update in the first quarter of 2018 had no impact on the Company's unaudited interim consolidated financial statements.
The FASB issued ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income ("AOCI") to allow a reclassification from AOCI to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The Company has early adopted this pronouncement as of January 1, 2018, and as a result, a net amount of $9,958 was reclassified out of AOCI and recorded as an increase to accumulated deficit as at that date.

2.     Recently issued accounting pronouncements (continued)

(a)	Recently adopted accounting pronouncements (continued)
The FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, to provide clarity and reduce both diversity in practice and cost and complexity when applying the guidance in Topic 718, Compensation-Stock Compensation, to a change to the terms or conditions of a share-based payment award. The adoption of this update in the first quarter of 2018 had no impact on the Company's unaudited interim consolidated financial statements.
The FASB issued ASU 2017-07, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Post-retirement Benefit Cost, to improve the reporting of defined benefit pension cost and post-retirement benefit cost ("net benefit cost") in the financial statements. This update requires the service cost component to be reported in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. The update also only allows the service cost component to be eligible for capitalization when applicable. The Company adopted this guidance effective January 1, 2018. The Company's regulated operations only capitalize the service costs component and therefore no regulatory to U.S. GAAP reporting differences exist. The Company applied the practical expedient for retrospective application on the statement of operations (note 8).
The FASB issued ASU 2017-05, Other Income—Gains and Losses from the Derecognition of Non-financial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. The update clarifies the scope of the standard as well as provides additional guidance on partial sales of non-financial assets. The adoption of this update in the first quarter of 2018 had no impact on the Company's unaudited interim consolidated financial statements.
The FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The update is intended to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Company follows the pronouncements of this update as of January 1, 2018. The adoption of this update in the first quarter of 2018 had no impact on the Company's unaudited interim consolidated financial statements.
The FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash to eliminate current diversity in practice in the classification and presentation of changes in restricted cash on the statement of cash flows. Prior to the adoption of this update, the Company presented changes in restricted cash as investing activities on the consolidated statement of cash flows.
The FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The new standard requires the recognition of current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The adoption of this update in the first quarter of 2018 had no impact on the Company's unaudited interim consolidated financial statements.
The FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments in order to eliminate current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of this update in the first quarter of 2018 had no impact on the Company's unaudited interim consolidated financial statements.
The FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities to simplify the measurement, presentation, and disclosure of financial instruments. The adoption of this update in the first quarter of 2018 had no significant impact on the Company's unaudited interim consolidated financial statements.

2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted
The FASB issued ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting to expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from non-employees. This update changes the measurement basis and date of non-employee share-based payment awards and also makes amendments to how to measure non-employee awards with performance conditions. The update is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. No impact on the consolidated financial statements is expected from the adoption of this update.
The FASB issued ASU 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations utilizing leases. This ASU requires lessees to recognize the assets and liabilities arising from all leases on the balance sheet, but the effect of leases in the statement of operations and the statement of cash flows is largely unchanged. The FASB issued an amendment to ASC Topic 842 that permits companies to elect an optional transition practical expedient to not evaluate existing land easements under the new standard if the land easements were not previously accounted for under existing lease guidance. The FASB also voted to amend ASC Topic 842 to allow companies to elect not to restate their comparative periods in the period of adoption when transitioning to the standard. The FASB issued further codification improvements to ASC Topic 842 to correct and clarify specific aspects of the guidance. The standard is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted.
The Company is in the process of evaluating the impact of adoption of this standard on its financial statements and disclosures. The Company has identified all contracts that may have potential leasing implications and is finalizing the analysis of the terms and conditions. The Company is now in the process of measuring the financial impacts under the requirements of this new standard. The Company continues to monitor FASB amendments to ASC Topic 842.